Other Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Income
Risk management and energy trading	$ 84	$ 236
Investment and interest income	192	107
Insurance proceeds and other	126	102
Total Other Income	402	445
Refining and Marketing
Other Income
Impairment on equity investment	41
Insurance proceeds for the extreme weather damage		84
Corporate
Other Income
Reversal of provision	66
Impairment on equity investment	$ 95	$ 212